Fees Summary	Jan. 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 162,000
Previously Paid Amount	0.00
Total Fee Amount	24.80
Total Offset Amount	0.00
Net Fee	24.80
Narrative - Max Aggregate Offering Price	$ 162,000
Final Prospectus	true